Schedule of Common Stock Reflected on the Balance Sheets (Details) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022		Dec. 31, 2021	Dec. 31, 2021
Accounting Policies [Abstract]
Gross Proceeds			$ 117,300,000		$ 115,000,000	$ 115,000,000
Proceeds allocated to public warrants	$ (5,031,474)	$ (5,031,474)	(38,809,314)	[1]	(5,031,474)	(5,031,474)
Proceeds allocated to shares not subject to redemption			(380)	[1]	(59)	(59)
Issuance costs related to Class A common stock					(6,263,677)	(6,263,677)
Extension payment classified as temporary equity			769,513
Accretion of carrying value to redemption value					13,595,210	13,595,210
Class A Common Stock subject to possible redemption			79,259,819		117,300,000	117,300,000
Class A common stock subject to possible redemption			$ 79,259,819		$ 117,300,000	$ 117,300,000

[1]	Represents 3,804,872 in shares subject to the forward purchase agreement.